RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Sep. 30, 2025
RELATED PARTY DISCLOSURES
Summary of compensation paid to key management

Years ending September 30,	2025	2024
Salaries and management consulting fees	$1,362,000	$472,540
Director fees	57,400	30,000
Stock-based compensation	3,111,156	1,320,919
	$4,528,333	$1,823,459